Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Issued and paid-in share capital as at January 1	79,866,264	19,870,337	0
Weighted average of the number of ordinary shares of MeaTech 3D Ltd. issued during the year	36,088,237	40,241,860	0
Weighted average of the number of ordinary shares used to calculate basic earnings per share	115,954,501	60,112,197	19,484,478